Risk Management and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Gross and Net Amounts of Derivative Instruments
The following summarizes the gross and net amounts of our derivative instruments:

	December 31, 2016			December 31, 2015
	Gross Amounts of Assets and (Liabilities) Presented in the Balance Sheet	Amounts Not Offset in the Balance Sheet - Financial Instruments (a)	Net Amount	Gross Amounts of Assets and (Liabilities) Presented in the Balance Sheet	Amounts Not Offset in the Balance Sheet - Financial Instruments (a)	Net Amount
	(Millions)
Assets:
Commodity derivatives	$47	$—	$47	$175	$(1)	$174
Liabilities:
Commodity derivatives	$(92)	$—	$(92)	$(81)	$—	$(81)
(a)Included in other current liabilities in our consolidated balance sheets.

Schedule of Designated and Non-Designated Derivative Instruments in Statement of Financial Position, Fair Value
The fair value of our derivative instruments that are designated as hedging instruments, those that are marked to market each period, and the location of each within our consolidated balance sheets, by major category, is summarized below:

Balance sheet line item	December 31, 2016	December 31, 2015	Balance sheet line item	December 31, 2016	December 31, 2015
	(Millions)			(Millions)
Derivative assets not designated as hedging instruments:			Derivative liabilities not designated as hedging instruments:
Commodity derivatives:			Commodity derivatives:
Unrealized gains on derivative instruments — current	$42	$156	Unrealized losses on derivative instruments — current	$(91)	$(69)
Unrealized gains on derivative instruments — long-term	5	19	Unrealized losses on derivative instruments — long-term	(1)	(12)
Total	$47	$175	Total	$(92)	$(81)

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
year ended December 31, 2016:

	Interest Rate Derivatives	Commodity Derivatives	Foreign Currency Cash Flow Hedges (a)	Total
	(Millions)
Net deferred (losses) gains in AOCI (beginning balance)	$(3)	$(6)	$1	$(8)
Net deferred (losses) gains in AOCI (ending balance)	$(3)	$(6)	$1	$(8)

(a)	Relates to Discovery, an unconsolidated affiliate.

The following summarizes the balance and activity within AOCI relative to our interest rate, commodity and foreign currency cash flow hedges as of and for the year ended December 31, 2015:

	Interest Rate Cash Flow Hedges	Commodity Cash Flow Hedges	Foreign Currency Cash Flow Hedges (a)	Total
	(Millions)
Net deferred (losses) gains in AOCI (beginning balance)	$(4)	$(6)	$1	$(9)
Losses reclassified from AOCI to earnings — effective portion (b)	1	—	—	1
Net deferred losses in AOCI (ending balance)	$(3)	$(6)	$1	$(8)

(a)	Relates to Discovery, an unconsolidated affiliate.

(b)	Included in interest expense in our consolidated statements of operations.

Schedule of Changes in Derivative Instruments Not Designated as Hedging Instruments
The following summarizes these amounts and the location within the consolidated statements of operations that such amounts are reflected:

	Year Ended December 31,
Derivatives: Statements of Operations Line Item	2016	2015	2014
	(Millions)
Realized gains	$116	$73	$45
Unrealized (losses) gains	(139)	46	43
Trading and marketing (losses) gains, net	$(23)	$119	$88

Schedule of Net Long or Short Positions Expected to be Realized
The following tables represent, by commodity type, our net long or short derivative positions, as well as the number of outstanding contracts that are expected to partially or entirely settle in each respective year. To the extent that we have long dated derivative positions that span multiple calendar years, the contract will appear in more than one line item in the table below.

	December 31, 2016
	Crude Oil	Natural Gas	Natural Gas Liquids	Natural Gas Basis Swaps
Year of Expiration	Net Short Position (Bbls)	Net Short Position (MMBtu)	Net (Short) Long Position (Bbls)	Net Long Position (MMBtu)
2017	(1,470,000)	(44,981,850)	(22,225,821)	6,510,000
2018	(251,000)	—	144,805	912,500
2019	(40,000)	—	(2,203)	—
2020	(50,000)	—	240,000	—

	December 31, 2015
	Crude Oil	Natural Gas	Natural Gas Liquids	Natural Gas Basis Swaps
Year of Expiration	Net Short Position (Bbls)	Net Short Position (MMBtu)	Net (Short) Long Position (Bbls)	Net Long Position (MMBtu)
2016	(1,566,672)	(25,059,414)	(23,575,094)	2,207,500
2017	(237,000)	(7,387,500)	(2,082,157)	4,050,000
2018	—	—	120,000	—